Schedule of Investments (unaudited) October 31, 2019	BlackRock MuniYield New Jersey Fund, Inc. (MYJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 129.8%

New Jersey — 122.7%

Corporate — 9.1%
County of Middlesex New Jersey Improvement Authority, RB, Heldrich Center Hotel, Sub-Series B, 6.25%, 01/01/37(a)(b)	$2,350	$33,488
County of Union New Jersey Utilities Authority, Refunding RB, Resources Recovery Facility, Covanta Union, Inc., AMT, Series A, 5.25%, 12/01/31	670	720,558
New Jersey EDA, RB:
Continental Airlines, Inc. Project, Series A, AMT, 5.63%, 11/15/30	1,730	1,980,833
Continental Airlines, Inc. Project, Series B, AMT, 5.63%, 11/15/30	7,195	8,236,908
Provident Group-Kean Properties, Series A, 5.00%, 07/01/47	440	486,794
New Jersey EDA, Refunding RB:
Cigarette Tax, 5.00%, 06/15/26	1,250	1,350,087
Duke Farms Foundation Project, 4.00%, 07/01/46	2,255	2,554,148
New Jersey American Water Co., Inc. Project, Series A, AMT, 5.70%, 10/01/39	9,900	9,929,799
New Jersey American Water Co., Inc. Project, Series B, AMT, 5.60%, 11/01/34	4,100	4,178,843
Provident Group-Monteclair Properites LLC (AGM), 5.00%, 06/01/37	2,280	2,701,184
Sub Series A, 5.00%, 07/01/33	1,175	1,340,240
Sub Series A, 4.00%, 07/01/34	1,270	1,349,820
Teaneck Community Charter School Project, Series A, 4.25%, 09/01/27(d)	210	226,573

		35,089,275

County/City/Special District/School District — 21.2%
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	2,280	2,464,429
5.25%, 11/01/44	12,000	12,953,040
City of Bayonne New Jersey, GO, Refunding, Qualified General Improvement (BAM):
5.00%, 07/01/33	1,565	1,867,029
5.00%, 07/01/35	2,425	2,882,452

Security	Par (000)	Value

County/City/Special District/School District (continued)
City of Margate New Jersey, GO, Refunding, Improvement(e):
5.00%, 01/15/21	$3,470	$3,628,648
City of Perth Amboy New Jersey, GO, CAB, Refunding (AGM), 5.00%, 07/01/33	755	757,091
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 07/01/45(d)	6,365	6,446,727
County of Essex New Jersey Improvement Authority, Refunding RB, Project Consolidation (NPFGC):
5.50%, 10/01/28	4,540	6,041,378
5.50%, 10/01/29	8,505	11,532,015
County of Mercer New Jersey Improvement Authority, RB, Courthouse Annex Project, 5.00%, 09/01/40	2,480	2,905,965
County of Middlesex New Jersey, COP, Refunding, Civic Square IV Redevelopment, 5.00%, 10/15/31	2,840	3,416,776
County of Union New Jersey Improvement Authority, LRB, Guaranteed Lease, Family Court Building Project, 5.00%, 05/01/42	2,320	2,514,114
Ewing Township Board of Education, GO:
4.00%, 07/15/38	1,190	1,338,810
4.00%, 07/15/39	1,090	1,223,471
Monroe Township Board of Education Middlesex County, GO, Refunding, 5.00%, 03/01/38	2,750	3,194,868
New Jersey EDA, RB:
Kapkowski Road Landfill Project, Series B, AMT,6.50%, 04/01/31	4,800	5,668,080
School Facilities Construction, Series EEE, 5.00%, 06/15/43	4,450	5,061,296
State House Project, Series B, Remark 10, 5.00%, 06/15/43	2,235	2,548,481

1

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniYield New Jersey Fund, Inc. (MYJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

County/City/Special District/School District (continued)
New Jersey EDA, Refunding RB, Special Assessment, Kapkowski Road Landfill Project, 6.50%, 04/01/28	$4,750	$5,611,317

		82,055,987

Education — 21.4%
County of Atlantic New Jersey Improvement Authority, RB, Stockton University Atlantic City, Series A (AGM), 4.00%, 07/01/46	950	1,015,189
New Jersey Economic Development Authority, RB, Friends of Vineland Public Charter School Projects, Series A, 5.25%, 11/01/54(d)(f)	1,805	1,811,715
New Jersey EDA, RB:
Beloved Community Charter School, Inc. Project, Series A, 5.00%, 06/15/49(d)	970	1,042,411
Beloved Community Charter School, Inc. Project, Series A, 5.00%, 06/15/54(d)	730	782,100
Foundation Academy Charter School Project, Series A, 5.00%, 07/01/38	160	184,166
Foundation Academy Charter School Project, Series A, 5.00%, 07/01/50	410	462,439
Golden Door Charter School Project, Series A, 6.25%, 11/01/38(d)	440	508,094
Golden Door Charter School Project, Series A, 6.50%, 11/01/52(d)	2,490	2,849,033
Golden Door Charter School Project, Series A, 5.13%, 11/01/29(d)	150	164,361
Hatikvah International Academy Charter School Project, Series A, 5.00%, 07/01/27(d)	330	354,790
Hatikvah International Academy Charter School Project, Series A, 5.25%, 07/01/37(d)	1,030	1,099,432
Hatikvah International Academy Charter School Project, Series A, 5.38%, 07/01/47(d)	1,685	1,771,575
MSU Student Housing Project Provide, 5.75%, 06/01/20(e)	1,000	1,026,160
MSU Student Housing Project Provide, 5.88%, 06/01/20(e)	3,000	3,081,090

Security	Par (000)	Value

Education (continued)

New Jersey EDA, RB (continued):
Team Academi Charter School Project, Series A, 5.00%, 12/01/48	$4,475	$5,111,121
Team Academy Charter School Project, 6.00%, 10/01/33	4,745	5,353,499
New Jersey EDA, Refunding RB, Series A(d):
Greater Brunswick Charter School, Inc. Project, 5.63%, 08/01/34	630	658,193
Greater Brunswick Charter School, Inc. Project, 5.88%, 08/01/44	1,070	1,113,709
Greater Brunswick Charter School, Inc. Project, 6.00%, 08/01/49	555	576,784
Teaneck Community Charter School Project, 5.00%, 09/01/37	805	871,896
Teaneck Community Charter School Project, 5.13%, 09/01/52	1,700	1,834,572
New Jersey Educational Facilities Authority, RB:
Higher Educational Capital Improvement Fund, Series A, 5.00%, 09/01/32	4,000	4,429,680
Rider University Issue, Series F, 4.00%, 07/01/42	1,945	2,032,175
Rider University Issue, Series F, 5.00%, 07/01/47	1,385	1,565,465
New Jersey Educational Facilities Authority, Refunding RB:
Montclair State University, Series A, 5.00%, 07/01/44	12,960	14,668,517
New Jersey Institute of Technology, Series H, 5.00%, 07/01/31	2,120	2,169,587
Ramapo College, Series B, 5.00%, 07/01/42	690	746,835
Rider University, Series A, 5.00%, 07/01/32	1,000	1,044,760
Seton Hall University, Series D, 5.00%, 07/01/38	500	557,545
Stevens Institute of Technology, Series A, 4.00%, 07/01/47	955	1,032,565
New Jersey Higher Education Student Assistance Authority, RB, Student Loan, AMT:
Sub-Series C, 4.00%, 12/01/48	1,450	1,545,598
Series 1A, 5.00%, 12/01/22	915	1,010,453
New Jersey Higher Education Student Assistance Authority, Refunding RB:
Series 1, AMT, 5.75%, 12/01/29	2,845	3,069,556
Series 1A, 5.00%, 12/01/25	780	781,817

2

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniYield New Jersey Fund, Inc. (MYJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)

New Jersey Higher Education Student Assistance Authority, Refunding RB (continued):
Series 1A, 5.00%, 12/01/26	$500	$501,165
Series 1A, 5.25%, 12/01/32	1,700	1,704,794
Student Loan, Series 1A, 5.13%, 12/01/27	135	135,327
Sub-Series C, AMT, 3.63%, 12/01/49	1,925	1,959,361
New Jersey Institute of Technology, RB, Series A:
5.00%, 07/01/40	3,000	3,475,710
5.00%, 07/01/42	2,455	2,653,143
5.00%, 07/01/45	4,500	5,181,660
New Jersey State Turnpike Authority, RB, Series E, 5.00%, 01/01/45	720	825,034

		82,763,076

Health — 8.5%
County of Camden New Jersey Improvement Authority, Refunding RB, 5.00%, 02/15/34	590	660,782
New Jersey EDA, RB, Reunding Cranes Mill Project:
5.00%, 01/01/34	555	641,752
5.00%, 01/01/39	555	634,976
5.00%, 01/01/49	1,105	1,247,291
New Jersey Health Care Facilities Financing Authority, RB:
Inspira Health Obligated Group, 5.00%, 07/01/42	1,685	2,003,684
Robert Wood Johnson University Hospital, Series A, 5.50%, 07/01/43	2,400	2,695,392
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AHS Hospital Corp., 6.00%, 07/01/21(e)	900	971,568
AHS Hospital Corp., 6.00%, 07/01/21(e)	4,090	4,415,237
AHS Hospital Corp., 4.00%, 07/01/41	1,400	1,549,338
Princeton Healthcare System, 5.00%, 07/01/34	860	1,020,966
Princeton Healthcare System, 5.00%, 07/01/39	2,530	2,978,189
Robert Wood Johnson University Hospital, 5.00%, 01/01/20(e)	1,000	1,006,070

Security	Par (000)	Value

Health (continued)
New Jersey Health Care Facilities Financing Authority, Refunding RB (continued):
RWJ Barnabas Health Obligated Group, Series A, 4.00%, 07/01/43	$1,635	$1,759,505
RWJ Barnabas Health Obligated Group, Series A, 5.00%, 07/01/43	3,305	3,844,277
St. Barnabas Health Care System, Series A, 5.63%, 07/01/21(e)	1,850	1,985,364
St. Barnabas Health Care System, Series A, 5.63%, 07/01/21(e)	5,140	5,516,094

		32,930,485

Housing — 3.3%
New Jersey Housing & Mortgage Finance Agency, RB, M/F Housing, Series A, 4.75%, 11/01/29	3,860	3,864,439
New Jersey Housing & Mortgage Finance Agency, Refunding RB:
M/F Housing, Series A, 4.00%, 11/01/48	305	324,005
M/F Housing, Series A, 4.10%, 11/01/53	180	190,645
M/F, Series D, AMT, 4.25%, 11/01/37	1,260	1,344,773
S/F Housing, Series A, 3.75%, 10/01/35	2,735	2,934,518
Newark Housing Authority, RB:
M/F Housing, Series A, 5.00%, 12/01/30	2,000	2,242,280
South Ward Police Facility (AGC), 6.75%, 12/01/19(e)	1,750	1,757,595

		12,658,255

State — 8.1%
Garden State Preservation Trust, RB, CAB, Series B (AGM)(g):
0.00%, 11/01/23	1,460	1,369,203
0.00%, 11/01/26	6,000	5,235,360
0.00%, 11/01/27	4,000	3,384,760
0.00%, 11/01/28	4,540	3,714,310
New Jersey EDA, RB:
School Facilities Construction, Series CC-2, 5.00%, 12/15/31	1,125	1,145,902
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 07/01/25(c)	415	506,267
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 07/01/25	3,450	4,103,913
New Jersey EDA, Refunding RB:
Cigarette Tax, 5.00%, 06/15/28	975	1,050,631
Cigarette Tax, 5.00%, 06/15/29	2,260	2,432,257
Cigarette Tax (AGM), 5.00%, 06/15/22	3,690	4,020,366

3

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniYield New Jersey Fund, Inc. (MYJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

State (continued)
New Jersey EDA, Refunding RB (continued):
School Facilities Construction, Series GG, 5.25%, 09/01/27	$4,295	$4,502,277

		31,465,246

Tobacco — 3.7%
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.25%, 06/01/46	1,595	1,854,044
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Sub-Series B, 5.00%, 06/01/46	11,375	12,567,100

		14,421,144

Transportation — 42.9%
Delaware River Port Authority of Pennsylvania & New Jersey, RB:
5.00%, 01/01/40	4,000	4,517,120
Series D, 5.00%, 01/01/20(e)	2,585	2,600,587
New Jersey EDA, RB, Goethals Bridge Replacement Project, AMT, Private Activity Bond:
5.38%, 01/01/43	15,780	17,743,821
(AGM), 5.00%, 01/01/31	1,000	1,120,980
New Jersey EDA, Refunding RB, AMT, 5.00%, 10/01/37	2,750	3,208,535
New Jersey State Turnpike Authority, RB, Series A:
5.00%, 07/01/22(e)	1,015	1,117,018
5.00%, 07/01/22(e)	16,000	17,609,760
5.00%, 01/01/35	1,060	1,274,565
New Jersey State Turnpike Authority, Refunding RB:
Series A, 5.00%, 01/01/22(e)	1,000	1,081,900
Series B, 5.00%, 01/01/34	1,150	1,410,291
Series G, 4.00%, 01/01/43	1,445	1,600,771
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series C (AGM), 0.00%, 12/15/32(g)	5,250	3,647,910
CAB, Transportation System, Series C (AMBAC), 0.00%, 12/15/35(g)	4,140	2,459,533
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/30	2,000	2,332,240
Series BB, 4.00%, 06/15/50	2,690	2,795,771
Transportation Program, Series AA, 5.00%, 06/15/38	9,490	10,380,257

Security	Par (000)	Value

Transportation (continued)
New Jersey Transportation Trust Fund Authority, RB (continued):
Transportation Program, Series AA, 5.25%, 06/15/41	$5,000	$5,595,250
Transportation System, Series A, 6.00%, 06/15/35	11,440	12,118,621
Transportation System, Series A, 5.50%, 06/15/41	8,330	8,717,595
Transportation System, Series A, 5.00%, 06/15/42	6,885	7,324,814
Transportation System, Series AA, 5.50%, 06/15/39	8,205	9,081,950
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A:
Federal Highway Reimbursement, 5.00%, 06/15/31	5,540	6,433,547
Transportation System, 5.00%, 12/15/32	3,530	4,144,396
Transportation System, 5.00%, 12/15/35	2,015	2,344,150
New Jersey Turnpike Authority, RB, Series A, 4.00%, 01/01/48	2,000	2,206,820
Port Authority of New York & New Jersey, ARB:
Consolidated, 93rd Series, 6.13%, 06/01/94	5,000	5,958,950
JFK International Air Terminal, Series 8, 6.00%, 12/01/42	4,580	4,770,757
Port Authority of New York & New Jersey, Refunding ARB, Consolidated:
166th Series, 5.25%, 07/15/36	8,500	8,885,390
172nd Series, AMT, 5.00%, 10/01/34	2,500	2,691,125
206th Series, AMT, 5.00%, 11/15/47	1,525	1,811,136
South Jersey Port Corp., Refunding ARB, Marine Terminal, Series B, 5.00%, 01/01/48	7,620	8,750,808

		165,736,368

Utilities — 4.5%
County of Salem New Jersey Pollution Control Financing Authority, Refunding RB, Atlantic City Electric, Series A, 4.88%, 06/01/29	7,700	7,790,783
New Jersey EDA, Refunding RB, New Jersey Natural Gas Company Project:
3.38%, 04/01/38	1,810	1,862,616
3.50%, 04/01/42	1,355	1,395,840
Rahway Valley Sewerage Authority, RB, CAB, Series A (NPFGC)(g):
0.00%, 09/01/31	6,000	4,520,280

4

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniYield New Jersey Fund, Inc. (MYJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities (continued)
Rahway Valley Sewerage Authority, RB, CAB, Series A (NPFGC)(g) (continued):
0.00%, 09/01/33	$2,650	$1,855,212

		17,424,731

Total Municipal Bonds in New Jersey		474,544,567

New York — 1.8%

Transportation — 1.8%
Port Authority of New York & New Jersey, ARB:
Consolidated, 169th Series, 5.00%, 10/15/41	250	264,995
JFK International Air Terminal LLC, Special Project, Series 6, AMT (NPFGC), 5.75%, 12/01/22	4,930	5,117,242
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 206th Series, AMT, 5.00%, 11/15/42	1,365	1,632,062

Total Municipal Bonds in New York		7,014,299

Puerto Rico — 5.3%

State — 3.4%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
Series A-1, 4.75%, 07/01/53	1,914	1,974,061
Series A-1, 5.00%, 07/01/58	7,550	7,901,528
Series A-2, 4.33%, 07/01/40	904	915,951
Series A-2, 4.78%, 07/01/58	2,165	2,228,283

		13,019,823

Tobacco — 0.4%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 05/15/39	760	771,856
5.63%, 05/15/43	790	802,340

		1,574,196

Utilities — 1.5%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A:
5.00%, 07/01/33	2,995	3,138,520
5.13%, 07/01/37	855	897,878

Security	Par (000)	Value

Utilities (continued)
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 07/01/38	$1,980	$2,000,434

		6,036,832

Total Municipal Bonds in Puerto Rico		20,630,851

Total Municipal Bonds — 129.8% (Cost — $464,306,013)		502,189,717

Municipal Bonds Transferred to Tender Option Bond Trusts(h)

New Jersey — 32.0%

County/City/Special District/School District — 8.3%
County of Hudson New Jersey Improvement Authority, RB, Hudson County Vocational-Technical Schools Project, 5.25%, 05/01/51	2,560	3,039,846
County of Union New Jersey Utilities Authority, Refunding RB, Series A, AMT:
County Deficiency Agreement, 5.00%, 06/15/41	6,982	7,368,966
Resource Recovery Facility, Covanta Union, Inc., 5.25%, 12/01/31	20,310	21,842,593

		32,251,405

Education — 2.9%
Rutgers - The State University of New Jersey, Refunding RB, Series L, 5.00%, 05/01/23(e)	10,000	11,067,000

Health — 1.6%
New Jersey Health Care Facilities Financing Authority, RB, Inspira Health Obligated Group, 4.00%, 07/01/47	5,555	6,028,786

State — 4.0%
Garden State Preservation Trust, RB, Election of 2005, Series A (AGM), 5.75%, 11/01/28	5,460	6,855,412

5

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniYield New Jersey Fund, Inc. (MYJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

State (continued)
New Jersey EDA, Refunding RB, School Facilities Construction, Series NN, 5.00%, 03/01/29(i)	$8,017	$8,777,063

		15,632,475

Transportation — 10.4%
New Jersey State Turnpike Authority, RB, Series A, 5.00%, 07/01/22(e)(i)	13,520	14,880,247
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 01/01/38	8,502	8,907,760
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 169th Series, AMT, 5.00%, 10/15/41	16,255	16,254,704

		40,042,711

Utilities — 4.8%
New Jersey Economic Development Authority, Refunding RB, New Jersey Natural Gas Company Project, AMT(i):
3.00%, 08/01/41	7,879	7,605,650
3.00%, 08/01/43	11,331	10,938,464

		18,544,114

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 32.0% (Cost — $118,692,678)		123,566,491

Total Long-Term Investments — 161.8% (Cost — $582,998,691)		625,756,208

Security	Shares	Value

Short-Term Securities — 1.4%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.04%(j)(k)	5,310,191	$5,310,722

Total Short-Term Securities — 1.4% (Cost — $5,310,722)		5,310,722

Total Investments — 163.2% (Cost — $588,309,413)		631,066,930

Other Assets Less Liabilities — 1.4%		5,173,152

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (18.1)%		(69,943,918)

VRDP Shares, at Liquidation Value, Net of Deferred Offering Costs — (46.5)%		(179,549,357)

Net Assets Applicable to Common Shares — 100.0%		$386,746,807

(a)	Non-income producing security.
(b)	Issuer filed for bankruptcy and/or is in default.
(c)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)	When-issued security.
(g)	Zero-coupon bond.
(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(i)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between July 1, 2020 to February 1, 2037 is $25,936,359.

(j)	Annualized 7-day yield as of period end.
(k)

During the period ended October 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 07/31/19	Net Activity	Shares Held at 10/31/19	Value at 10/31/19	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	207	5,309,984	5,310,191	$5,310,722	$4,538	$(6)	$—

(a)	Includes net capital gain distributions, if applicable.

6

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GO	General Obligation Bonds
M/F	Multi-Family
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	56	12/19/19	$7,297	$10,392
Long U.S. Treasury Bond	71	12/19/19	11,458	48,435
5-Year U.S. Treasury Note	32	12/31/19	3,815	2,981

				$61,808

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee”) own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors.The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

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Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

Fair Value Hierarchy as of Period End (continued)

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$625,756,208	$—	$625,756,208
Short-Term Securities	5,310,722	—	—	5,310,722

	$5,310,722	$625,756,208	$—	$631,066,930

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$61,808	$—	$—	$61,808

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts. Future contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(69,740,251)	$—	$(69,740,251)
VRDP Shares at Liquidation Value	—	(180,000,000)	—	(180,000,000)

	$—	$(249,740,251)	$—	$(249,740,251)

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